Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 441,860	$ 462,485	$ 435,848
Adjustments to reconcile net income to net operating cash:
Depreciation	151,212	140,347	145,186
Amortization of intangible assets	29,692	34,964	25,718
Impairment of trademarks	5,492	4,484	14,144
Loss on dissolution of a foreign subsidiary			21,923
Provisions for environmental-related matters	9,100	7,089	24,705
Provisions for (net credit from) qualified exit costs	534	(3,811)	21,832
Deferred income taxes	16,913	20,070	(8,605)
Defined benefit pension plans net cost	12,326	18,104	31,367
Income tax effect of ESOP on other capital	(3,211)	(7,515)	(13,411)
Stock-based compensation expense	48,176	42,276	23,271
Net increase in postretirement liability	6,793	4,627	1,103
Decrease in non-traded investments	62,540	53,407	42,805
(Gain) loss on disposition of assets	(5,469)	2,720	972
Other	3,137	3,330	(436)
Change in working capital accounts:
(Increase) decrease in accounts receivable	(93,697)	(111,113)	108,190
(Increase) decrease in inventories	(19,222)	(82,060)	145,867
Increase (decrease) in accounts payable	64,053	155,116	(82,607)
Increase (decrease) in accrued taxes	5,435	(19,410)	11,836
(Decrease) increase in accrued compensation and taxes withheld	(538)	75,210	(21,579)
(Decrease) increase in refundable income taxes	(572)	16,059	(2,267)
Other	36,249	(78,910)	(12,767)
Costs incurred for environmental-related matters	(30,451)	(30,880)	(36,986)
Costs incurred for qualified exit costs	(6,181)	(11,275)	(12,322)
Other	1,641	11,276	(4,601)
Net operating cash	735,812	706,590	859,186
INVESTING ACTIVITIES
Capital expenditures	(153,801)	(125,162)	(91,328)
Acquisitions of businesses, net of cash acquired	(44,436)	(298,161)	(15,440)
Proceeds from sale of assets	12,842	8,335	5,599
Increase in other investments	(92,374)	(74,961)	(29,230)
Net investing cash	(277,769)	(489,949)	(130,399)
FINANCING ACTIVITIES
Net (decrease) increase in short-term borrowings	(43,346)	357,835	(494,989)
Proceeds from long-term debt	40,777	14,798	491,736
Payments of long-term debt	(49,881)	(159,422)	(20,094)
Costs associated with repurchase of long-term debt		(22,192)
Payments of cash dividends	(153,512)	(156,424)	(162,561)
Proceeds from stock options exercised	69,536	102,209	36,596
Income tax effect of stock-based compensation exercises and vesting	12,958	19,676	7,645
Treasury stock purchased	(367,372)	(375,677)	(530,363)
Other	15,631	(4,371)	(10,800)
Net financing cash	(475,209)	(223,568)	(682,830)
Effect of exchange rate changes on cash	(8,723)	(3,817)	(2,840)
Net (decrease) increase in cash and cash equivalents	(25,889)	(10,744)	43,117
Cash and cash equivalents at beginning of year	58,585	69,329	26,212
Cash and cash equivalents at end of year	32,696	58,585	69,329
Taxes paid on income	196,147	137,872	146,385
Interest paid on debt	$ 42,897	$ 78,747	$ 41,106